Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss for the period:	$ (3,138)	$ (47,751)
Adjusted for:
Revenue recognized from digital currency mined	(77,088)	(75,973)
Depreciation	48,747	49,473
Unrealized gain on investments	(25,766)	(3,616)
Realized loss on investments	311	0
Change in fair value of derivative liability	(107)	(145)
Provision on sales tax receivables	(966)	4,931
(Gain) loss on sale of equipment	(16,433)	235
Accretion on convertible debt	941	1,415
Tax expense	1,449	5,168
Share-based compensation	6,249	6,650
Interest expense	660	687
Foreign exchange	3,551	2,147
Changes in non-cash working capital items:
Amounts receivable and prepaids	(1,190)	38
Digital currencies	38,781	89,390
Accounts payable and accrued liabilities	403	653
Cash used in operating activities	(23,596)	33,302
Investing activities
Deposits on equipment	(44,915)	(23,108)
Investments, net of disposals	658	(250)
Proceeds on disposal of equipment	16,647	329
Purchase of equipment	(59,639)	(40,972)
Payment of security deposits	(3,210)	0
Cash paid on acquisition	0	(647)
Cash used in investing activities	(90,459)	(64,648)
Financing activities
Exercise of options	101	96
Shares offering, net of issuance costs	121,022	29,894
Issuance of warrants, net of issuance costs	0	20,239
Repayment of loans	(3,011)	(1,107)
Repayment of debenture	(1,500)	(2,260)
Lease payments made	(2,286)	(2,104)
Cash provided by financing activities	114,326	44,758
Effect of exchange rate changes on cash	(104)	39
Net change in cash during the period	167	13,451
Cash, beginning of period	9,678	4,373
Cash, end of period	9,845	17,841
Supplemental cash flow information
Recognition of right of use assets and lease liabilities	432	1,088
Supplemental disclosures:
Interest paid	1,114	1,251
Income taxes paid	$ 897	$ 687